Discontinued Operations (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Oct. 12, 2023	Oct. 06, 2023	May 31, 2024	May 31, 2023	Feb. 29, 2024	Feb. 28, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Asset disposition					$ (14,718)
Loss of discontinued operations			$ (8,909)		$ 675,314
Divergent Technologies, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price	$ 1,626,242
Asset Purchase Agreement [Member] | Divergent Technologies, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price		$ 1,626,242
Earnest money deposit		37,000
Asset disposition		$ 30,515